Acquisition of Properties (Details) (USD $)	3 Months Ended	6 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2013	Oct. 02, 2013 Gastar	Apr. 19, 2013 Gastar Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Navasota	Oct. 02, 2013 Navasota Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Tauren	Oct. 02, 2013 Tauren Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Dec. 31, 2013 Tauren Proven reserves, oil & natural gas production and undeveloped leasehold interest	Oct. 02, 2013 Tauren Proven reserves, oil & natural gas production and undeveloped leasehold interest Series B Convertible Preferred Stock
Acquisition of Properties
Area of leasehold interests acquired (in acres)						17,400		6,400		5,600
Purchase price						$ 39,118,830		$ 19,400,000		$ 4,000,000
Number of shares issued												2,000
Value of shares issued												2,000,000
Aggregate fair market value of shares issued in acquisition		708,000								708,000	26,946,000
Bargain purchase gain recorded in the statement of operations		22,238,000								22,238,000	22,238,000
Assets acquired:
Unproved oil and natural gas properties				7,101	6,029		1,072
Proved developed and undeveloped oil and natural gas properties				87,873	42,098		18,829		26,946
Liabilities assumed:
Asset retirement obligations				5,450	4,290		1,160
net assets acquired				89,524	43,837		18,741		26,946
Pro forma Results of Operation
Oil and natural gas revenues	5,189,674	9,784,896	10,779,630
Net income (loss)	$ 2,382,030	$ 6,523,733	$ 3,222,422
Basic earnings (loss) per share (in dollars per share)	$ 0.03	$ 0.08	$ 0.04
Diluted earnings (loss) per share (in dollars per share)	$ 0.03	$ 0.05	$ 0.04